INCOME TAXES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES

NOTE 11. INCOME TAXES

The Company has federal and state net operating loss (NOL) carryforwards, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in these consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to realize future tax benefits from the losses. These net operating losses will expire in the years 2021 through 2031.

Certain income and expenses are recognized in different periods for tax and financial reporting purposes. The items that give rise to these temporary differences at the Company consist of its NOL carryforwards and the related valuation allowances. The resulting deferred tax assets and liabilities consist of the tax effects (computed at 15%) of the temporary differences and are listed below:

	2011	Current Period Changes	2010
Deferred tax assets:
Net operating loss carry-forwards	$17,245,273	$167,910	$17,077,363
Valuation allowance	(17,245,273)	(167,910)	(17,077,363)
Net deferred tax asset	$—	$—	$—

A reconciliation of income benefit provided at the federal statutory rate of 15% to income tax benefit is as follows:

	2011	2010
Income tax benefit computed at federal statutory rate	$(167,910)	$(1,469,402)
Deferred income taxes	167,910	1,469,402
	$—	$—

At the end of 2011, the Company also had net operating loss carry-forwards of its predecessor, related to its reincorporation and reorganization under the Internal Revenue Code, available to offset future taxable income. These NOL carryforwards total approximately $81,429,083 and expire at various dates through 2021.

The Company operated in multiple tax jurisdictions within the United States of America.  Although management does not believe that the Company is currently under examination in any major tax jurisdiction in which it operates other than for the issues with the IRS as described in Note 14, the Company remains subject to examination in all of those tax jurisdictions until the applicable statute of limitations expire.  As of December 31, 2011, 2006 and subsequent tax years remain subject to examination by the Internal Revenue Service (“IRS”) and in the Company’s major state tax jurisdictions.  The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

NOTE 10

Income Taxes

Deferred income taxes and benefits for 2010 and 2009 are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes. The tax effects (computed at 15%) of these temporary differences and carry-forwards that give rise to significant portions of deferred tax assets and liabilities consist of the following:

	2009	Current Period Changes	2010
Deferred tax assets:
Net operating loss carry-forwards	$17,077,363	$1,469,402	$18,546,765
	17,077,363	1,469,402	18,546,765
Valuation allowance	(17,077,363)	(1,469,402)	(18,546,765)
Net deferred tax asset	$—	$—	$—

A reconciliation of income benefit provided at the federal statutory rate of 15% to income tax benefit is as follows:

	2010	2009
Income tax benefit computed at federal statutory rate	$(1,469,402)	$(1,412,176)
Deferred income taxes	1,469,402	1,412,176
	$—	$—

The Company has accumulated net operating losses, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in the consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to utilize the losses. These net operating losses will expire in the years 2021 through 2036.

At the end of 2010, the Company had net operating loss carry-forwards of its predecessor, related to the reincorporation as an "F" reorganization under the Internal Revenue Code, of approximately $81,429,083, which expire at various dates through 2021.